SEWARD & KISSEL LLP
                                901 K Street, NW
                                   Suite 800
                              Washington, DC 20001
                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184

                                                             May 27, 2016

VIA EDGAR
---------

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

                 RE:  AB Bond Fund, Inc.
                      -AB High Yield Portfolio (the "Fund")
                      File No. 811-02383
                      ------------------


Dear Sir or Madam:

      Pursuant to Rule 485(a) under the Securities Act of 1933, the Fund is filing herewith Post-Effective Amendment No. 149 under the Securities Act of 1933 and Amendment No. 127 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AB Bond Fund, Inc. The Fund is making this filing to incorporate the historical performance and financial information of the High-Yield Portfolio, a series of The AB Pooling Portfolios (the "Portfolio"). Upon completion of the proposed reorganization between the Fund and the Portfolio, which is subject to the approval of the shareholders of the Portfolio, the Fund will assume the performance, financial and other historical accounting information of the Portfolio.

      Other than the performance and financial information disclosures described above, disclosure in the Fund's prospectus and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission. Accordingly, on behalf of the Fund we ask for selective review of Post-Effective Amendment No. 149.

      If you have any questions regarding the filing, you can contact Paul M. Miller or the undersigned at 202-737-8833.

                                                     Sincerely,

                                                     /s/ Anna C. Weigand
                                                     -------------------
                                                     Anna C. Weigand

cc:   Paul M. Miller